   As filed with the Securities and Exchange Commission on February 18, 2005

                                              Securities Act File No. 333-103022
                                       Investment Company Act File No. 811-21295

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                           Pre-Effective Amendment No.                      / /

                          Post-Effective Amendment No. 7                    /X/

                                    and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                                 Amendment No. 9                            /X/
                        (Check appropriate box or boxes)


                                JPMorgan Trust I
               (formerly known as J.P. Morgan Mutual Fund Series)
                (Exact Name of Registrant Specified in Charter)
                               522 Fifth Avenue
                           New York, New York, 10036
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, Including Area Code:  (800) 480-4111

                             Avery P. Maher, Esq.
                   J.P. Morgan Investment Management Inc.
                              522 Fifth Avenue
                             New York, NY 10036
                  (Name and Address of Agent for Service)


             With copies to:                      With copies to:
           Avery P. Maher, Esq.            John E. Baumgardner, Jr., Esq.
          J.P. Morgan Investment              Sullivan & Cromwell LLP
             Management Inc.                     125 Broad Street
            522 Fifth Avenue                    New York, NY 10004
           New York, NY 10036

                            ------------------------

It is proposed that this filing will become effective (check appropriate box):


/ / immediately upon filing pursuant to paragraph (b)     /X/ on February 19, 2005 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)     / / on (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)     / / on (date) pursuant to paragraph (a)(2).


If appropriate, check the following box:


/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

The Registrant is the successor issuer to J.P. Morgan Mutual Fund Series, a Massachusetts business trust (the "Predecessor Registrant"). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 333-103022), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective on February 19, 2005 immediately following the closing of a series of shell reorganization transactions between the Predecessor Registrant and J.P. Morgan Funds, J.P. Morgan Institutional Funds, J.P. Morgan Series Trust, J.P. Morgan Mutual Fund Group, Growth and Income Portfolio, J.P. Morgan Mutual Fund Trust, J.P. Morgan Mutual Fund Select Group, J.P. Morgan Mutual Fund Select Trust and J.P. Morgan Select Trust. The prospectuses (Part A of Form N-1A) and statements of additional information (Part B of Form N-1A) filed on February 18, 2005 as part of Post-Effective Amendment No. 6 (File No. 333-103022) to the Predecessor Registrant's Registration Statement on Form N-1A, without the supplement filed as part of Post-Effective Amendment No. 6, are hereby incorporated by reference.

                            PART C: OTHER INFORMATION

Item 22.  Exhibits

(a)(1)  Certificate of Trust dated November 12, 2004. Filed herewith.

(a)(2)  Declaration of Trust dated November 5, 2004. Filed herewith.

(a)(3) Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Filed herewith.

(b)(1)  By-Laws. Filed herewith.

(b)(2) Amendment to By-Laws. Incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A as filed with the Commission on October 29, 2004.

(c) Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1) Form of Investment Advisory Agreement between Trust and J.P. Morgan Investment Management, Inc., incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(d)(2) Form of Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(e)(1) Form of Distribution Agreement between the Trust and J.P. Morgan Fund Distributors, Inc. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(e)(2) Form of Distribution Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(f)     Not applicable.

(g)(1) Form of Custodian Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(g)(2) Form of Global Custody Agreement, dated February 19, 2005, between JPMorgan Chase Bank, N.A. and the entities named on Annex A. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(h)(1) Form of Administration Agreement between the Trust and JPMorgan Chase Bank. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(2) Form of Shareholder Servicing Agreement the Trust and JPMorgan Chase Bank. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(3) Form of Transfer Agency Agreement between the Trust and DST Systems, Inc. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(4) Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(5) Form of Administration Agreement, dated February 19, 2005 between the Trust and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(h)(6) Form of Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(h)(7) Form of Shareholder Servicing Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(h)(8) Form of Expense Limitation Agreement. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(h)(9) Indemnification Agreement. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(i) Opinion and Consent of Counsel. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(j) Consent of Independent Registered Public Accounting Firm. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(k)     Not applicable.

(l) Certificate of Sole Shareholder. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(m) Combined Amended and Restated Distribution Plan effective February 19, 2005. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(n) Combined Amended and Restated Rule 18f-3 Multi-Class Plan effective February 19, 2005. Incorporated by reference to Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A as filed with the Commission on February 17, 2005.

(o)     Reserved.

(p)     Codes of Ethics.

    (1) Code of Ethics of J.P. Morgan Mutual Fund Series. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

    (2) JPMIM Code of Ethics. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

    (3) Code of Ethics for One Group Dealer Services, Inc. Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

(99)(a) Powers of Attorney. Filed herewith.

Item 23. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 24. Indemnification

Reference is made to Section 3 and Section 5 of Registrant's Declaration of Trust and Section 1.10 of Registrant's Distribution Agreement.

The Registrant's Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon (i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust's agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust's agreement to indemnify Distributor and the Trust's representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor's reckless disregard of its obligations and duties under the Distribution Agreement.

Item 25. Business and Other Connections of the Investment Adviser

See "Management of the Trust" in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.

Item 26. Principal Underwriter

(a)(1) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the shares of the series of J.P. Morgan Mutual Fund Series for the period through February 18, 2005. J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.
Growth and Income Portfolio
J.P. Morgan Funds
J.P. Morgan Fleming Series Trust
J.P. Morgan Institutional Funds
J.P. Morgan Mutual Fund Series
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Mutual Select Group
J.P. Morgan Mutual Select Trust
J.P. Morgan Mutual Fund Trust
Mutual Fund Variable Annuity Trust
JPMorgan Value Opportunities Fund Inc.
Undiscovered Managers Funds

(2) Effective February 19, 2005, JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 18, 2005) will become the principal underwriter of the Registrant's shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, Ohio 43271. As of the date of this post-effective amendment, One Group Dealer Services, Inc. acts as principal underwriter for the following investment company: One Group Mutual Funds. Effective February 19, 2005, JPMorgan Distribution Services, Inc. will act as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.
J.P. Morgan Fleming Series Trust
J.P. Morgan Mutual Fund Group
J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Series Trust II
JPMorgan Trust I
JPMorgan Value Opportunities Fund Inc.
Undiscovered Managers Funds

(b)(1) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

                                  POSITION AND OFFICES                         POSITION A
NAME AND ADDRESS                  WITH DISTRIBUTOR                             WITH REGISTRANT
------------------------          -------------------------------------------  ---------------
Charles Linn Booth                Vice President/Assistant Compliance Officer    None
3435 Stelzer Road
Columbus, OH 43219

Robert A. Bucher                  Financial and Operations Principal             None
3435 Stelzer Road
Columbus, OH 43219

James L. Fox                      Director                                       None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                     Director/Secretary                             None
90 Park Ave.
New York, NY 10016

Edward S. Forman                  Assistant Secretary                            None
90 Park Ave.
New York, NY 10016

Stephen Hoffman                   Treasurer                                      None
3435 Stelzer Road
Columbus, OH 43219

Richard F. Froio                  Vice President/                                None
100 Summer Road                   Chief Compliance Officer/Executive
Boston, MA 02110                  Representative Supervising Principal

William J. Tomko                  President                                      None
3435 Stelzer Road
Columbus, OH 43219

(2) The directors and officers of JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 18, 2005) are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

                         POSITIONS AND OFFICES
                         WITH ONE GROUP DEALER
NAME                         SERVICES, INC.                      POSITIONS WITH REGISTRANT
----                     ---------------------                   -------------------------
David Thorp              President                               None

Robert L. Young          Vice President                          Senior Vice President

Michael R. Machulski     Director, Vice President and Treasurer  None

Nancy E. Fields          Vice President                          Assistant Secretary

Scott E. Richter         Secretary                               Secretary and Chief Legal Officer

Jessica K. Ditullio      Assistant Secretary                     Assistant Secretary

Charles Wooding          Assistant Treasurer                     None

(c)     Not applicable.

Item 27. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant's investment adviser, at 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as investment advisor).

J.P. Morgan Fund Distributors, Inc., the Registrant's distributor (through February 18, 2005), 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as distributor).

JPMorgan Distribution Services, Inc. (named One Group Dealer Services, Inc. through February 18, 2005), the Registrant's distributor (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as distributor).

JPMorgan Chase Bank, N.A. at 3 MetroTech Center, Brooklyn, New York 11245 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).

JPMorgan Funds Management, Inc. (named One Group Administrative Services, Inc. through February 18, 2005), the Registrant's administrator (effective
February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant's transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant's transfer agent (effective February 19, 2005), at 2 Heritage Drive, North Quincy, Massachusetts 02171.

Item 28. Management Services

Not applicable.

Item 29. Undertakings

Not applicable.

                                   SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 18th day of February, 2005.

                                        JPMORGAN TRUST I


                                        By:  /s/ George C.W. Gatch
                                             ------------------------
                                                    George C.W. Gatch
                                                    President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) as indicated.

William J. Armstrong*                      William G. Morton, Jr.*
---------------------                      -----------------------
William J. Armstrong                       William G. Morton, Jr.
Trustee                                    Trustee

Roland R. Eppley, Jr.*                     Robert A. Oden, Jr.*
----------------------                     --------------------
Roland R. Eppley, Jr.                      Robert A. Oden, Jr.
Trustee                                    Trustee

John F. Finn*                              Fergus Reid, III*
-------------                              -----------------
John F. Finn                               Fergus Reid, III
Trustee                                    Trustee and Chairman

Dr. Matthew Goldstein*                     Frederick W. Ruebeck*
----------------------                     ---------------------
Dr. Matthew Goldstein                      Frederick W. Ruebeck
Trustee                                    Trustee

Robert J. Higgins*                         James J. Schonbachler*
------------------                         ----------------------
Robert J. Higgins                          James J. Schonbachler
Trustee                                    Trustee

Peter C. Marshall*                         Leonard M. Spalding, Jr.*
------------------                         -------------------------
Peter C. Marshall                          Leonard M. Spalding, Jr.
Trustee                                    Trustee

Marilyn McCoy*
--------------
Marilyn McCoy
Trustee

*By /s/ Patricia a. Maleski
    -----------------------
         Patricia A. Maleski
            Attorney-in-Fact


By  /s/ Stephanie J. Dorsey         By  /s/ George C.W. Gatch
    ------------------------            ----------------------
         Stephanie J. Dorsey                 George C.W. Gatch
         Treasurer                           President

                     EXHIBIT LIST

EXHIBIT   DESCRIPTION

(a)(1)    Certificate of Trust dated November 12, 2004

(a)(2)    Declaration of Trust dated November 5, 2004

(a)(3) Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004.

(b)       By-Laws dated November 5, 2004

(i)       Opinion and consent of counsel

(99)(a)   Powers of Attorney